Schedule I - Additional Information of Parent Company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Additional Information of Parent Company

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Year ended December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	76,865	45,520	7,143
Amounts due from related parties, net	—	22,315	3,502
Prepayments and other receivables, net	3,500	47,524	7,458
Total current assets	80,365	115,359	18,103
Non-current assets:
Long-term investments	—	23,694	3,718
Investments in subsidiaries’ and VIE’s subsidiaries	3,654,880	6,297,373	988,195
Other non-current assets	—	16,670	2,616
Total Non-current assets	3,654,880	6,337,737	994,529
Total ASSETS	3,735,245	6,453,096	1,012,632
LIABILITIES
Current liabilities:
Short-term borrowings	29,906	30,300	4,755
Accrued expenses and other current liabilities	4,500	2,337	367
Total current liabilities	34,406	32,637	5,122
Non-current liabilities:
Long-term borrowings	32,624	—	—
Total non-current liabilities	32,624	—	—
Total LIABILITIES	67,030	32,637	5,122
CONVERTIBLE REDEEMABLE PREFERRED SHARES (total redemption value of, RMB10,886,220 and nil as of December 31, 2020 and 2021, respectively)	8,879,894	—	—
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares (US$0.001 par value, 192,499,052 shares authorized, 18,782,620 issued and outstanding as of December 31, 2020)	11	—	—
Class A Ordinary shares (US$0.001 par value, 941,472,561 shares authorized, 100,854,060 share issued and 92,416,377 outstanding as of December 31, 2021)	—	609	96
Class B Ordinary shares (US$0.001 par value, 47,240,103 shares authorized, 47,240,103 share issued and outstanding as of December 31, 2021)	—	305	48
Class C Ordinary shares (US$0.001 par value, 11,287,336 shares authorized, 11,287,336 share issued and outstanding as of December 31, 2021)	—	7	1
Additional paid-in capital	—	12,954,163	2,032,791
Accumulated deficit	(5,213,773)	(6,538,947)	(1,026,103)
Accumulated other comprehensive income	2,083	4,322	677
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	(5,211,679)	6,420,459	1,007,510
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	3,735,245	6,453,096	1,012,632

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Expenses and income (loss)
Selling and marketing expenses	—	—	(28)	(4)
General and administrative expenses	—	(1,000)	(7,228)	(1,134)
Interest income	1,929	6	82	13
Interest expenses	—	—	(4,238)	(665)
Other income(loss), net	3,971	(19,844)	(43,287)	(6,793)
Equity in losses of subsidiaries, VIE and VIE’s subsidiaries	(710,788)	(449,780)	(761,848)	(119,552)
Net loss attributable to the Company	(704,888)	(470,618)	(816,547)	(128,135)
Accretion of convertible redeemable preferred shares	(877,999)	(1,304,498)	(508,627)	(79,815)
Net loss available to ordinary shareholders	(1,582,887)	(1,775,116)	(1,325,174)	(207,950)

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Cash used in operating activities	—	—	(4,295)	(674)
Cash flows from investing activities:
Purchase of long-term investments	—	—	(32,427)	(5,089)
Investments in subsidiaries’ and VIE’s subsidiaries	(584,758)	(500,551)	(2,589,491)	(406,348)
Cash used in investing activities	(584,758)	(500,551)	(2,621,918)	(411,437)
Cash flows from financing activities:
Proceeds from long-term borrowings	—	65,200	—	—
Repayment for short-term borrowings	—	(2,719)	(32,230)	(5,058)
Proceeds from issuance of convertible redeemable preferred shares	469,636	512,715	1,138,232	178,615
Proceeds from IPO, net of issuance cost of RMB46,931	—	—	1,488,866	233,635
Cash provided by financing activities	469,636	575,196	2,594,868	407,192

Net increase (decrease) in cash, cash equivalents	(115,122)	74,645	(31,345)	(4,919)
Cash, cash equivalent at the beginning of the year	117,342	2,220	76,865	12,062
Cash, cash equivalent at the end of the year	2,220	76,865	45,520	7,143
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	—	—	(4,238)	(665)
Supplemental disclosure of non-cash investing and financing activities:
Issuance of convertible redeemable preferred shares in connection with Paipai acquisition from JD (Note 3), accounted for as deemed contribution to the subsidiaries, VIE and VIE’ subsidiaries	3,242,245	—	—	—
Exercise of warrant	—	—	10,345	1,623

SCHEDULE I

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries and VIE” or and the subsidiaries and VIE’ profit or loss as “Loss from equity in earnings of subsidiaries and VIE” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. Besides the short-term borrowings existed as of the year ended December 31, 2021, there were no other material contingencies, significant provisions of long-term obligations, guarantees of the Company for the years ended December 31, 2019, 2020 and 2021.